Significant Accounting Policies (Details) - Schedule of property and equipment, net	12 Months Ended
Dec. 31, 2022
Computers and Software [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Property and equipment, net	3 years
Office Furniture and Equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Property and equipment, net	13 years
Minimum [Member] | Computers and Software [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Property and equipment, net	1 year 6 months
Minimum [Member] | Office Furniture and Equipment [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Property and equipment, net	3 years